The components of the Company’s convertible debt as of January 31, 2022 and 2021 were as follows: (Details) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2022		Jan. 31, 2022		Jan. 31, 2021
Extinguishment of Debt [Line Items]
Sub-total	$ 5,603,400		$ 2,779,000		$ 646,000
Debt Discount	(3,339,672)		(2,131,034)		(309,317)
Total	$ 2,263,728		$ 647,966		336,683
Debt One [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date	Nov. 04, 2013		Nov. 04, 2013
Interest rate	12.00%		12.00%
Default interest rate	12.00%		12.00%
Conversion price	$ 1,800,000		$ 1,800,000
Sub-total	$ 100,000		$ 100,000		100,000
Debt Two [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date	Jan. 31, 2014		Jan. 31, 2014
Interest rate	12.00%		12.00%
Default interest rate	18.00%		18.00%
Conversion price	$ 2,400,000		$ 2,400,000
Sub-total	$ 16,000		$ 16,000		16,000
Debt Four [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date	Jul. 31, 2013		Jul. 31, 2013
Interest rate	12.00%		12.00%
Default interest rate	12.00%		12.00%
Conversion price	$ 1,440,000		$ 1,440,000
Sub-total	$ 5,000		$ 5,000		5,000
Debt Five [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date	Jan. 31, 2014		Jan. 31, 2014
Interest rate	12.00%		12.00%
Default interest rate	12.00%		12.00%
Conversion price	$ 2,400,000		$ 2,400,000
Sub-total	$ 30,000		$ 30,000		30,000
Debt Six [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date	Nov. 12, 2022	[1]	Oct. 12, 2021
Interest rate	8.00%	[1]	12.00%
Default interest rate	12.00%	[1]	16.00%
Sub-total	$ 2,400,000	[1]	$ 2,400,000	[1]	230,000
Debt 1 [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date	Jan. 13, 2023	[2]	Nov. 16, 2021
Interest rate	12.00%	[2]	12.00%
Default interest rate	22.00%	[2]	16.00%
Sub-total	$ 182,400	[2]	$ 228,000	[2]	100,000
Debt 2 [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date	Aug. 11, 2022	[3]	Nov. 23, 2021
Interest rate	10.00%	[3]	12.00%
Default interest rate	10.00%	[3]	16.00%
Sub-total	$ 220,000	[3]			$ 165,000
Debt 3 [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date	Aug. 14, 2022	[4]	Nov. 12, 2022
Interest rate	12.00%	[4]	8.00%
Default interest rate	20.00%	[4]	12.00%
Sub-total	$ 1,200,000	[4]	$ 2,400,000
Debt 4 [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date	Aug. 25, 2022	[4]	Jan. 13, 2023
Interest rate	12.00%	[4]	12.00%
Default interest rate	20.00%	[4]	22.00%
Sub-total	$ 150,000	[4]	$ 228,000

[1]	lesser of $ 1.25 or 75 % of offering price if there is an uplisting to a national securities exchange.
[2]	75% of closing bid price on day preceding conversion date in event of default
[3]	convertible at 20% discount of the offering price on company’s uplist to NASDAQ
[4]	convertible upon default at conversion price lower of i) lowest price 20 days prior to Issuance ii) lowest price 20 days prior to conversion